ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) Changes in AOCI (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 03, 2015	Dec. 28, 2013	Dec. 29, 2012
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	$ (499.0)	$ (388.0)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(783.8)	(130.2)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	12.6	19.2
Other Comprehensive Income (Loss), Net of Tax	(771.2)	(111.0)	$ (38.8)
Balance at the end of the period	(1,270.2)	(499.0)	(388.0)
Accumulated Translation Adjustment [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	(70.5)	29.4
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(726.3)	(99.9)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax	(726.3)	(99.9)
Balance at the end of the period	(796.8)	(70.5)	29.4
Accumulated Net Gain (Loss) from Designated or Qualifying Cash Flow Hedges [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	(77.3)	(93.5)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	18.9	4.5
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	7.5	11.7
Other Comprehensive Income (Loss), Net of Tax	26.4	16.2
Balance at the end of the period	(50.9)	(77.3)	(93.5)
Accumulated Net Unrealized Investment Gain (Loss) [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	(76.8)	(63.3)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	39.6	(13.5)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	0.0	0.0
Other Comprehensive Income (Loss), Net of Tax	39.6	(13.5)
Balance at the end of the period	(37.2)	(76.8)	(63.3)
Accumulated Defined Benefit Plans Adjustment [Member]
Accumulated Other Comprehensive Income (Loss), Net of Tax [Roll Forward]
Balance at the beginning of the period	(274.4)	(260.6)
Other Comprehensive Income (Loss), before Reclassifications, Net of Tax	(116.0)	(21.3)
Reclassification from Accumulated Other Comprehensive Income, Current Period, Net of Tax	5.1	7.5
Other Comprehensive Income (Loss), Net of Tax	(110.9)	(13.8)
Balance at the end of the period	$ (385.3)	$ (274.4)	$ (260.6)